Fair Value (Fair Value By Level) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets:
Available for sale debt securities	$ 3,378,923,000	$ 3,411,350,000
Equity Securities	6,095,000	5,937,000
Marketable Securities	3,387,418,000	3,418,487,000
Assets/liabilities measured at fair value | Residential mortgage-backed securities
Assets:
Available for sale debt securities	3,285,548,000	3,223,010,000
Assets/liabilities measured at fair value | Obligations of states and political subdivisions
Assets:
Available for sale debt securities	93,375,000	188,340,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Equity Securities	6,095,000	5,937,000
Marketable Securities	6,095,000	5,937,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Marketable Securities	3,378,923,000	3,411,350,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available for sale debt securities	3,285,548,000	3,223,010,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities	93,375,000	188,340,000
Measured on a recurring basis: | Assets/liabilities measured at fair value
Assets:
Equity Securities	6,095,000	5,937,000
Marketable Securities	3,385,018,000	3,417,287,000
Measured on a recurring basis: | Assets/liabilities measured at fair value | Residential mortgage-backed securities
Assets:
Available for sale debt securities	3,285,548,000	3,223,010,000
Measured on a recurring basis: | Assets/liabilities measured at fair value | Obligations of states and political subdivisions
Assets:
Available for sale debt securities	$ 93,375,000	$ 188,340,000